Trade and Other Payables - Schedule of Trade and Other Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Trade payables	₩ 1,144,279	₩ 1,036,707
Other payables	5,724,428	6,358,084
Total	6,868,707	7,394,791
Non-current liabilities
Trade payables	537	1,035
Other payables	327,732	577,374
Total	₩ 328,269	₩ 578,409